Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property and Equipment [Abstract]
Schedule of property plant and equipment
	Useful Life	September 30,	December 31,
	years	2017	2016
		(Unaudited)
Furniture and fixtures	5	$15,406	$14,018
Vehicles	4	139,717	133,885
Electronic equipment	3	23,050	19,628
Less: accumulated depreciation		(112,212)	(79,068)
Property and equipment, net		$65,961	$88,463

	Useful Life	December 31,	December 31,
	years	2016	2015
Furniture and fixtures	5	$14,018	$4,208
Vehicles	4	133,885	143,229
Electronic equipment	3	19,628	16,256
Less: accumulated depreciation		(79,068)	(47,395)
Property and equipment, net		$88,463	$116,298